Equipment, Net (Details) - Schedule of Equipment - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Equipment [Line Items]
Total cost	$ 136,403	$ 136,367
Total accumulated depreciation	(54,876)	(42,660)
Less: accumulated impairment loss	(11,850)	(11,850)
Equipment, net	69,677	81,857
Servers, computer and network equipment [Member]
Schedule of Equipment [Line Items]
Total cost	140	140
Total accumulated depreciation	(93)	(71)
Mining equipment [Member]
Schedule of Equipment [Line Items]
Total cost	136,263	136,227
Total accumulated depreciation	$ (54,783)	$ (42,589)